Related party transactions	12 Months Ended
Dec. 31, 2024
Disclosure Of Related Party [Abstract]
Related party transactions

16. Related party transactions

16.1 Related Party Transactions

QRC, an entity whose Chief Executive Officer is also a director of the Company, subscribed for $30,000 principal amount of the Debentures in the Company's convertible debenture financing completed in December 2023. During the year ended December 31, 2024, the Company incurred finance costs of $4,476 (2023: $176), under such Debentures held by QRC.

Related party transactions are based on the amounts agreed to by the parties. During the year ended December 31, 2024, the Company did not enter into any contracts or undertake any commitment with any related parties other than as described herein.

16.2 Transactions with Key Management Personnel

Key management personnel are individuals responsible for planning, directing, and controlling the activities of an entity. Total management salaries and directors' fees incurred for the years ended December 31, 2024, and 2023, three months ended December 31, 2022, and year ended September 30, 2022, are as follows:

	For the year ended December 31, 2024	For the year ended December 31, 2023	For the three months ended December 31, 2022 (transition period)	For the year ended September 30, 2022
	($)	($)	($)	($)
Management salaries	2,288	1,332	275	1,453
Directors' fees	209	332	102	442
Share-based compensation	1,713	1,701	788	1,628
	4,210	3,365	1,165	3,523